Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Net interest income		€ 3,429	€ 3,081	€ 6,342	€ 6,138
Trading income	[1]	(175)	1,078	867	2,514
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss		46	0	24	0
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss		275	(234)	405	(560)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss		147	845	1,296	1,953
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		3,576	3,926	7,639	8,091
Sales & Trading (Equity)		426	425	865	905
Sales & Trading (FIC)		1,219	1,520	2,876	3,806
Total Sales & Trading		1,645	1,945	3,741	4,711
Global Transaction Banking		443	464	906	975
Remaining Products		(14)	(261)	(164)	(669)
Corporate & Investment Bank		2,074	2,148	4,482	5,017
Private & Commercial Bank		1,573	1,657	3,103	3,066
Asset Management		18	(10)	(20)	29
Corporate & Other		(89)	131	73	(20)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss		€ 3,576	€ 3,926	€ 7,639	€ 8,091

[1]	Trading income includes gains and losses from derivatives not qualifying for hedge accounting.